Eaton Vance

Multi-Asset Credit Fund

January 31, 2022

PORTFOLIO OF INVESTMENTS (Unaudited)

Asset-Backed Securities — 5.6%

Security	Principal Amount (000’s omitted)	Value
Allegany Park CLO, Ltd., Series 2019-1A, Class E, 7.029%, (3 mo. USD LIBOR + 6.78%), 1/20/33(1)(2)	$1,000	$1,001,855
Ares LII CLO, Ltd., Series 2019-52A, Class DR, 3.559%, (3 mo. USD LIBOR+ 3.30%), 4/22/31(1)(2)	1,750	1,751,277
Benefit Street Partners CLO XIX, Ltd.:
Series 2019-19A, Class D, 4.041%, (3 mo. USD LIBOR + 3.80%), 1/15/33(1)(2)	1,000	1,000,258
Series 2019-19A, Class E, 7.261%, (3 mo. USD LIBOR + 7.02%), 1/15/33(1)(2)	1,000	991,982
Benefit Street Partners CLO XVIII, Ltd., Series 2019-18A, Class ER, 6.991%, (3 mo. USD LIBOR + 6.75%), 10/15/34(1)(2)	500	498,453
BlueMountain CLO XXII, Ltd., Series 2018-1A, Class E, 6.249%, (3 mo. USD LIBOR + 5.95%), 7/30/30(1)(2)	250	236,567
BlueMountain CLO XXVI, Ltd., Series 2019-26A, Class ER, 7.384%, (3 mo. USD LIBOR + 7.13%), 10/20/34(1)(2)	500	495,920
Canyon Capital CLO, Ltd., Series 2020-3A, Class E, 7.491%, (3 mo. USD LIBOR + 7.25%), 1/15/34(1)(2)	1,000	1,005,123
Carlyle Global Market Strategies CLO, Ltd.:
Series 2014-3RA, Class C, 3.218%, (3 mo. USD LIBOR + 2.95%), 7/27/31(1)(2)	2,725	2,689,986
Series 2014-4RA, Class C, 3.141%, (3 mo. USD LIBOR + 2.90%), 7/15/30(1)(2)	2,000	1,925,360
Series 2014-4RA, Class D, 5.891%, (3 mo. USD LIBOR + 5.65%), 7/15/30(1)(2)	250	224,877
Series 2015-5A, Class DR, 6.954%, (3 mo. USD LIBOR + 6.70%), 1/20/32(1)(2)	250	238,072
Coinstar Funding, LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	62	61,787
Crown City CLO III, Series 2021-1A, Class C, 3.554%, (3 mo. USD LIBOR + 3.30%), 7/20/34(1)(2)	1,000	995,495
Foundation Finance Trust, Series 2017-1A, Class A, 3.30%, 7/15/33(1)	7	7,307
Golub Capital Partners CLO 53B, Ltd., Series 2021-53A, Class E, 6.954%, (3 mo. USD LIBOR + 6.70%), 7/20/34(1)(2)	500	494,385
Madison Park Funding XXXVI, Ltd.:
Series 2019-36A, Class D, 3.991%, (3 mo. USD LIBOR + 3.75%), 1/15/33(1)(2)	1,000	1,001,628
Series 2019-36A, Class E, 7.491%, (3 mo. USD LIBOR + 7.25%), 1/15/33(1)(2)	1,000	1,000,493
Neuberger Berman CLO XXII, Ltd., Series 2016-22A, Class ER, 6.301%, (3 mo. USD LIBOR + 6.06%), 10/17/30(1)(2)	250	247,847
Neuberger Berman Loan Advisers CLO 39, Ltd., Series 2020-39A, Class E, 7.454%, (3 mo. USD LIBOR + 7.20%), 1/20/32(1)(2)	1,500	1,500,936
Palmer Square CLO, Ltd.:
Series 2013-2A, Class DRR, 6.091%, (3 mo. USD LIBOR + 5.85%), 10/17/31(1)(2)	250	245,778
Series 2015-1A, Class DR4, 6.66%, (3 mo. USD LIBOR + 6.50%), 5/21/34(1)(2)	1,000	997,021
Series 2019-1A, Class DR, 6.652%, (3 mo. USD LIBOR + 6.50%), 11/14/34(1)(2)	500	498,423
Series 2021-2A, Class E, 6.591%, (3 mo. USD LIBOR + 6.35%), 7/15/34(1)(2)	1,000	1,000,468

Security	Principal Amount (000’s omitted)	Value
Pnmac Gmsr Issuer Trust, Series 2018-GT2, Class A, 2.758%, (1 mo. USD LIBOR + 2.65%), 8/25/25(1)(2)	$117	$117,289
RAD CLO 5, Ltd., Series 2019-5A, Class E, 6.959%, (3 mo. USD LIBOR + 6.70%), 7/24/32(1)(2)	500	497,872
Regatta XIV Funding, Ltd., Series 2018-3A, Class E, 6.208%, (3 mo. USD LIBOR + 5.95%), 10/25/31(1)(2)	1,000	958,424
Regatta XV Funding, Ltd., Series 2018-4A, Class D, 6.758%, (3 mo. USD LIBOR + 6.50%), 10/25/31(1)(2)	250	246,721
Unison Trust, Series 2021-1, Class A, 4.50%, 4/25/50(1)(3)	1,322	1,304,989
Voya CLO, Ltd., Series 2016-3A, Class DR, 6.321%, (3 mo. USD LIBOR + 6.08%), 10/18/31(1)(2)	250	232,075

Total Asset-Backed Securities (identified cost $23,381,659)		$23,468,668

Collateralized Mortgage Obligations — 0.4%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp., Series 5160, Class ZY, 3.00%, 10/25/50	$976	$969,601
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes, Series 2020-DNA4, Class M2, 3.858%, (1 mo. USD LIBOR + 3.75%), 8/25/50(1)(2)	502	505,276

Total Collateralized Mortgage Obligations (identified cost $1,479,080)		$1,474,877

Commercial Mortgage-Backed Securities — 1.7%

Security	Principal Amount (000’s omitted)	Value
BAMLL Commercial Mortgage Securities Trust, Series 2019-BPR, Class ENM, 3.719%, 11/5/32(1)(3)	$600	$558,431
BBCMS Mortgage Trust, Series 2017-C1, Class D, 3.487%, 2/15/50(1)(3)	1,000	904,395
CGMS Commercial Mortgage Trust, Series 2017-MDRB, Class C, 2.691%, (1 mo. USD LIBOR + 2.50%), 7/15/30(1)(2)	100	99,717
CHT COSMO Mortgage Trust, Series 2017-CSMO, Class E, 3.191%, (1 mo. USD LIBOR + 3.00%), 11/15/36(1)(2)	2,000	2,003,502
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2011-C5, Class D, 5.733%, 8/15/46(1)(3)	16	15,771
Series 2014-DSTY, Class B, 3.771%, 6/10/27(1)	150	44,100
Natixis Commercial Mortgage Securities Trust, Series 2018-FL1, Class C, 2.306%, (1 mo. USD LIBOR + 2.20%), 6/15/35(1)(2)	100	93,536
VMC Finance, LLC, Series 2021-HT1, Class B, 4.637%, (1 mo. USD LIBOR + 4.50%), 1/18/37(1)(2)	2,000	2,004,092

Security	Principal Amount (000’s omitted)	Value
Wells Fargo Commercial Mortgage Trust:
Series 2015-LC22, Class C, 4.557%, 9/15/58(3)	$100	$102,532
Series 2016-C35, Class D, 3.142%, 7/15/48(1)	1,700	1,430,877

Total Commercial Mortgage-Backed Securities (identified cost $7,088,510)		$7,256,953

Common Stocks — 0.2%

Security	Shares	Value
Electronics/Electrical — 0.0%(4)
Riverbed Technology, Inc.(5)(6)	846	$8,885

		$8,885

Oil and Gas — 0.0%
Sable Permian Resources, LLC(5)(6)(7)	11,719,991	$0

		$0

Surface Transport — 0.2%
Hertz Global Holdings, Inc. (non-registered)(5)(8)	46,606	$846,249

		$846,249

Total Common Stocks (identified cost $11,939,815)		$855,134

Convertible Bonds — 0.3%

Security	Principal Amount (000’s omitted)	Value
Leisure Goods/Activities/Movies — 0.1%
Peloton Interactive, Inc., 0.00%, 2/15/26(1)	$541	$465,730

		$465,730

Semiconductors & Semiconductor Equipment — 0.2%
ams-OSRAM AG, 0.875%, 9/28/22(9)	$800	$785,542

		$785,542

Total Convertible Bonds (identified cost $1,241,921)		$1,251,272

Convertible Preferred Stocks — 0.0%(4)

Security	Shares	Value
Electronics/Electrical — 0.0%(4)
Riverbed Technology, Inc., Series A, 6.50%, (1.50% cash, 5.00% PIK)(5)(6)	2,611	$53,524

Total Convertible Preferred Stocks (identified cost $78,329)		$53,524

Corporate Bonds — 40.9%

Security	Principal Amount* (000’s omitted)		Value
Aerospace and Defense — 1.0%
Moog, Inc., 4.25%, 12/15/27(1)		397	$398,945
Rolls-Royce PLC, 5.75%, 10/15/27(1)		800	841,316
TransDigm UK Holdings PLC, 6.875%, 5/15/26		400	415,082
TransDigm, Inc.:
4.625%, 1/15/29		93	88,484
5.50%, 11/15/27		862	867,711
6.375%, 6/15/26		1,072	1,092,089
7.50%, 3/15/27		541	562,015

			$4,265,642

Agriculture — 0.2%
Amaggi Luxembourg International S.a.r.l., 5.25%, 1/28/28(9)		850	$851,878

			$851,878

Air Transport — 0.7%
Air Canada:
3.875%, 8/15/26(1)		168	$164,253
4.625%, 8/15/29(1)	CAD	154	120,393
Air France-KLM, 3.875%, 7/1/26(9)	EUR	700	765,654
American Airlines, Inc./AAdvantage Loyalty IP, Ltd.:
5.50%, 4/20/26(1)		528	541,419
5.75%, 4/20/29(1)		528	541,443
Gatwick Airport Finance PLC, 4.375%, 4/7/26(9)	GBP	270	360,784
United Airlines, Inc., 4.625%, 4/15/29(1)		345	341,959

			$2,835,905

Automotive — 1.3%
Clarios Global, L.P./Clarios US Finance Co.:
4.375%, 5/15/26(9)	EUR	177	$202,071
8.50%, 5/15/27(1)		183	191,591
Ford Motor Co.:
3.25%, 2/12/32		606	577,621
4.75%, 1/15/43		439	449,325
7.45%, 7/16/31		95	120,629
9.625%, 4/22/30		44	61,895
Frigoglass Finance B.V., 6.875%, 2/12/25(9)	EUR	1,300	1,258,544
Goodyear Tire & Rubber Co. (The):
5.00%, 7/15/29(1)		635	636,381
5.25%, 7/15/31(1)		511	515,397
Lithia Motors, Inc.:
3.875%, 6/1/29(1)		148	145,631
4.375%, 1/15/31(1)		302	304,197
Real Hero Merger Sub 2, Inc., 6.25%, 2/1/29(1)		117	114,716
Sonic Automotive, Inc.:
4.625%, 11/15/29(1)		287	280,639
4.875%, 11/15/31(1)		239	231,403
Wheel Pros, Inc., 6.50%, 5/15/29(1)		406	378,088

			$5,468,128

Security	Principal Amount* (000’s omitted)		Value
Banks and Thrifts — 0.3%
Banco Continental S.A.E.C.A., 2.75%, 12/10/25(9)		850	$817,105
SVB Financial Group, 4.10% to 2/15/31(10)(11)		301	285,715

			$1,102,820

Building and Development — 2.3%
ATP Tower Holdings, LLC/Andean Tower Partners Colombia SAS/Andean Telecom Partners, 4.05%, 4/27/26(9)		1,200	$1,177,698
Brookfield Property REIT, Inc./BPR Cumulus, LLC/BPR Nimbus, LLC/GGSI Sellco, LLC, 4.50%, 4/1/27(1)		643	609,101
Builders FirstSource, Inc.:
4.25%, 2/1/32(1)		335	328,504
5.00%, 3/1/30(1)		105	107,946
6.75%, 6/1/27(1)		420	437,745
Empire Communities Corp., 7.00%, 12/15/25(1)		572	582,759
HT Troplast GmbH, 9.25%, 7/15/25(9)	EUR	1,305	1,551,012
MIWD Holdco II, LLC/MIWD Finance Corp., 5.50%, 2/1/30(1)		203	201,445
PCF GmbH, 4.75%, 4/15/26(9)	EUR	328	367,758
SRM Escrow Issuer, LLC, 6.00%, 11/1/28(1)		1,191	1,225,253
SRS Distribution, Inc., 6.00%, 12/1/29(1)		236	229,582
Standard Industries, Inc.:
2.25%, 11/21/26(9)	EUR	400	425,456
4.375%, 7/15/30(1)		137	131,080
4.75%, 1/15/28(1)		453	447,790
Victoria PLC, 3.625%, 8/24/26(9)	EUR	1,409	1,560,929
White Cap Buyer, LLC, 6.875%, 10/15/28(1)		95	97,593
White Cap Parent, LLC, 8.25%, (8.25% cash or 9.00% PIK), 3/15/26(1)(12)		215	218,465

			$9,700,116

Business Equipment and Services — 1.1%
Adtalem Global Education, Inc., 5.50%, 3/1/28(1)		502	$494,713
Allied Universal Holdco, LLC/Allied Universal Finance Corp., 6.00%, 6/1/29(1)		200	189,876
Allied Universal Holdco, LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l., 4.625%, 6/1/28(1)		598	572,052
GEMS MENASA Cayman, Ltd./GEMS Education Delaware, LLC:
7.125%, 7/31/26(1)		1,735	1,785,176
7.125%, 7/31/26(9)		260	267,519
Sabre GLBL, Inc., 9.25%, 4/15/25(1)		149	167,585
Terminix Co., LLC (The), 7.45%, 8/15/27		973	1,200,142

			$4,677,063

Cable and Satellite Television — 1.2%
Altice France S.A.:
5.50%, 10/15/29(1)		208	$197,425
5.875%, 2/1/27(9)	EUR	900	1,045,688
8.125%, 2/1/27(1)		795	841,750
CCO Holdings, LLC/CCO Holdings Capital Corp.:
4.25%, 2/1/31(1)		200	191,148
4.50%, 8/15/30(1)		250	244,160
4.75%, 3/1/30(1)		1,288	1,279,834
4.75%, 2/1/32(1)		225	221,714
5.00%, 2/1/28(1)		400	405,384

Security	Principal Amount* (000’s omitted)		Value
Radiate Holdco, LLC/Radiate Finance, Inc., 6.50%, 9/15/28(1)		136	$131,462
Virgin Media Finance PLC, 3.75%, 7/15/30(9)	EUR	344	367,878
Virgin Media Vendor Financing Notes III DAC, 4.875%, 7/15/28(9)	GBP	181	236,482

			$5,162,925

Capital Goods — 0.1%
BWX Technologies, Inc.:
4.125%, 6/30/28(1)		276	$272,627
4.125%, 4/15/29(1)		221	218,317

			$490,944

Chemicals and Plastics — 1.1%
Braskem Idesa SAPI, 7.45%, 11/15/29(9)		850	$873,396
Chemours Co. (The), 4.625%, 11/15/29(1)		104	99,232
Herens Holdco S.a.r.l., 4.75%, 5/15/28(1)		202	193,325
Herens Midco S.a.r.l., 5.25%, 5/15/29(9)	EUR	1,000	1,020,245
INEOS Quattro Finance 2 PLC, 2.50%, 1/15/26(9)	EUR	440	474,326
NOVA Chemicals Corp., 4.25%, 5/15/29(1)		392	373,948
Nufarm Australia, Ltd./Nufarm Americas, Inc., 5.00%, 1/27/30(1)		241	240,123
SGL Carbon SE:
3.00%, 9/20/23(9)	EUR	200	222,353
4.625%, 9/30/24(9)	EUR	300	338,569
Unifrax Escrow Issuer Corp., 5.25%, 9/30/28(1)		147	144,705
Valvoline, Inc.:
3.625%, 6/15/31(1)		256	235,021
4.25%, 2/15/30(1)		169	163,508
WR Grace Holdings, LLC, 4.875%, 6/15/27(1)		439	437,345

			$4,816,096

Clothing/Textiles — 0.3%
PrestigeBidCo GmbH, 6.25%, 12/15/23(9)	EUR	1,100	$1,235,468

			$1,235,468

Commercial Services — 1.1%
APi Escrow Corp., 4.75%, 10/15/29(1)		235	$231,238
Autostrade per l’Italia SpA:
1.75%, 2/1/27(9)	EUR	450	510,765
2.00%, 12/4/28(9)	EUR	400	456,688
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc.:
5.375%, 3/1/29(1)		222	222,786
5.75%, 7/15/27(1)		132	135,762
5.75%, 7/15/27(1)		165	169,990
EC Finance PLC, 3.00%, 10/15/26(9)	EUR	481	545,378
HealthEquity, Inc., 4.50%, 10/1/29(1)		500	489,375
Korn Ferry, 4.625%, 12/15/27(1)		370	377,420
MoneyGram International, Inc., 5.375%, 8/1/26(1)		282	290,800
PROG Holdings, Inc., 6.00%, 11/15/29(1)		233	228,639
Verisure Midholding AB, 5.25%, 2/15/29(9)	EUR	480	533,694
WASH Multifamily Acquisition, Inc., 5.75%, 4/15/26(1)		370	375,259

			$4,567,794

Security	Principal Amount* (000’s omitted)		Value
Computers — 0.4%
Booz Allen Hamilton, Inc.:
3.875%, 9/1/28(1)		838	$823,750
4.00%, 7/1/29(1)		224	221,549
Presidio Holdings, Inc., 8.25%, 2/1/28(1)		555	586,638

			$1,631,937

Containers and Glass Products — 0.1%
Verallia S.A., 1.875%, 11/10/31(9)	EUR	200	$218,556

			$218,556

Cosmetics/Toiletries — 0.2%
Natura Cosmeticos S.A., 4.125%, 5/3/28(9)		800	$780,000

			$780,000

Distribution & Wholesale — 0.6%
BCPE Empire Holdings, Inc., 7.625%, 5/1/27(1)		896	$897,819
Parts Europe S.A., 4.00%, (3 mo. EURIBOR + 4.00%), 7/20/27(2)(9)	EUR	681	766,034
Performance Food Group, Inc.:
4.25%, 8/1/29(1)		551	517,945
6.875%, 5/1/25(1)		209	217,662
Ritchie Bros Holdings, Inc., 4.75%, 12/15/31(1)		183	184,557

			$2,584,017

Diversified Financial Services — 2.3%
Coinbase Global, Inc.:
3.375%, 10/1/28(1)		295	$265,071
3.625%, 10/1/31(1)		246	214,781
Encore Capital Group, Inc.:
4.25%, (3 mo. EURIBOR + 4.25%), 1/15/28(2)(9)	EUR	743	842,587
5.375%, 2/15/26(9)	GBP	555	768,177
Jane Street Group/JSG Finance, Inc., 4.50%, 11/15/29(1)		452	443,844
Jefferson Capital Holdings, LLC, 6.00%, 8/15/26(1)		798	793,052
Lincoln Financing S.a.r.l., 3.625%, 4/1/24(9)	EUR	767	867,240
Oxford Finance, LLC/Oxford Finance Co-Issuer II, Inc., 6.375%, 2/1/27(1)(13)		254	259,794
PRA Group, Inc.:
5.00%, 10/1/29(1)		186	183,910
7.375%, 9/1/25(1)		471	500,070
Sherwood Financing PLC, 6.00%, 11/15/26(9)	GBP	750	989,762
VistaJet Malta Finance PLC/XO Management Holding, Inc., 6.375%, 2/1/30(1)		281	279,682
Vivion Investments S.a.r.l., 3.00%, 8/8/24(9)	EUR	3,000	3,226,942

			$9,634,912

Drugs — 0.5%
AdaptHealth, LLC:
5.125%, 3/1/30(1)		218	$213,729
6.125%, 8/1/28(1)		558	583,972
Bausch Health Companies, Inc.:
5.25%, 1/30/30(1)		133	107,100
5.25%, 2/15/31(1)		133	106,068
9.00%, 12/15/25(1)		136	142,261

Security	Principal Amount* (000’s omitted)		Value
Endo DAC/Endo Finance, LLC/Endo Finco, Inc., 5.875%, 10/15/24(1)		400	$391,340
Endo Luxembourg Finance Co. I S.a.r.l./Endo US, Inc., 6.125%, 4/1/29(1)		459	436,842
Organon & Co./Organon Foreign Debt Co-Issuer B.V., 5.125%, 4/30/31(1)		200	200,347

			$2,181,659

Ecological Services and Equipment — 0.7%
Clean Harbors, Inc., 5.125%, 7/15/29(1)		460	$480,314
Covanta Holding Corp., 4.875%, 12/1/29(1)		320	318,344
GFL Environmental, Inc.:
3.50%, 9/1/28(1)		732	690,163
4.25%, 6/1/25(1)		313	316,479
4.75%, 6/15/29(1)		550	534,352
Paprec Holding S.A., 3.50%, 7/1/28(9)	EUR	566	623,499

			$2,963,151

Electric Utilities — 0.4%
Drax Finco PLC, 6.625%, 11/1/25(1)		582	$596,442
FirstEnergy Corp., Series B, 4.40%, 7/15/27		494	503,974
Pattern Energy Operations, L.P./Pattern Energy Operations, Inc., 4.50%, 8/15/28(1)		328	329,527
WESCO Distribution, Inc., 7.25%, 6/15/28(1)		267	286,753

			$1,716,696

Electronics/Electrical — 0.1%
II-VI, Inc., 5.00%, 12/15/29(1)		229	$228,935
Imola Merger Corp., 4.75%, 5/15/29(1)		364	354,758

			$583,693

Energy — 0.5%
Enviva Partners, L.P./Enviva Partners Finance Corp., 6.50%, 1/15/26(1)		538	$556,367
New Fortress Energy, Inc., 6.50%, 9/30/26(1)		716	670,731
Sunoco, L.P./Sunoco Finance Corp.:
4.50%, 5/15/29		363	356,007
4.50%, 4/30/30(1)		372	365,974

			$1,949,079

Engineering & Construction — 0.1%
Brundage-Bone Concrete Pumping Holdings, Inc., 6.00%, 2/1/26(1)		42	$42,571
Dycom Industries, Inc., 4.50%, 4/15/29(1)		291	285,446
TopBuild Corp., 4.125%, 2/15/32(1)		259	251,341

			$579,358

Entertainment — 1.0%
Caesars Entertainment, Inc.:
6.25%, 7/1/25(1)		731	$757,414
8.125%, 7/1/27(1)		158	170,284
CPUK Finance, Ltd.:
4.50%, 8/28/27(9)	GBP	222	298,203
4.875%, 8/28/25(9)	GBP	524	702,955
Gamma Bidco SpA:
5.125%, 7/15/25(9)	EUR	365	411,433
6.25%, 7/15/25(9)	EUR	300	345,882
Jacobs Entertainment, Inc., 6.75%, 2/15/29(1)(13)		141	142,594

Security	Principal Amount* (000’s omitted)		Value
Powdr Corp., 6.00%, 8/1/25(1)		426	$442,757
Scientific Games International, Inc., 7.00%, 5/15/28(1)		355	373,364
Speedway Motorsports, LLC/Speedway Funding II, Inc., 4.875%, 11/1/27(1)		441	443,743

			$4,088,629

Financial Intermediaries — 0.7%
Ally Financial, Inc., 4.70% to 5/15/26(10)(11)		452	$448,282
Ford Motor Credit Co., LLC:
2.90%, 2/16/28		203	193,601
3.625%, 6/17/31		200	197,352
3.815%, 11/2/27		641	641,193
4.125%, 8/17/27		657	674,141
5.125%, 6/16/25		273	287,420
JPMorgan Chase & Co., Series HH, 4.60% to 2/1/25(10)(11)		386	385,035

			$2,827,024

Food Products — 1.3%
BRF S.A., 4.875%, 1/24/30(9)		650	$639,607
Chobani, LLC/Chobani Finance Corp., Inc., 4.625%, 11/15/28(1)		478	478,664
HLF Financing S.a.r.l., LLC/Herbalife International, Inc., 4.875%, 6/1/29(1)		278	263,800
Kernel Holding S.A., 6.75%, 10/27/27(9)		750	661,875
Kraft Heinz Foods Co.:
3.875%, 5/15/27		379	393,767
4.25%, 3/1/31		616	659,521
4.375%, 6/1/46		662	700,997
4.625%, 10/1/39		17	18,619
5.50%, 6/1/50		178	220,568
Nomad Foods Bondco PLC, 2.50%, 6/24/28(9)	EUR	602	661,421
Pilgrim’s Pride Corp., 3.50%, 3/1/32(1)		463	441,656
Post Holdings, Inc., 5.625%, 1/15/28(1)		363	373,313

			$5,513,808

Food Service — 0.3%
1011778 B.C. Unlimited Liability Company/New Red Finance, Inc.:
3.875%, 1/15/28(1)		386	$377,074
4.00%, 10/15/30(1)		344	318,960
4.375%, 1/15/28(1)		210	206,483
Yum! Brands, Inc., 3.625%, 3/15/31		403	381,619

			$1,284,136

Food/Drug Retailers — 0.2%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons, L.P./Albertsons, LLC:
4.875%, 2/15/30(1)		120	$122,421
5.875%, 2/15/28(1)		506	528,160

			$650,581

Health Care — 2.5%
Centene Corp.:
2.50%, 3/1/31		296	$275,170
3.00%, 10/15/30		584	567,587

Security	Principal Amount* (000’s omitted)		Value
3.375%, 2/15/30		381	$374,472
4.625%, 12/15/29		1,035	1,077,890
CHS/Community Health Systems, Inc., 5.25%, 5/15/30(1)(13)		188	187,525
Emergent BioSolutions, Inc., 3.875%, 8/15/28(1)		455	419,303
Grifols Escrow Issuer S.A.:
3.875%, 10/15/28(9)	EUR	1,621	1,767,580
4.75%, 10/15/28(1)		279	277,722
HCA, Inc.:
5.875%, 2/1/29		608	687,952
7.69%, 6/15/25		200	228,781
LifePoint Health, Inc., 5.375%, 1/15/29(1)		46	43,813
ModivCare Escrow Issuer, Inc., 5.00%, 10/1/29(1)		164	159,127
ModivCare, Inc., 5.875%, 11/15/25(1)		357	370,916
Molina Healthcare, Inc.:
3.875%, 11/15/30(1)		639	631,252
3.875%, 5/15/32(1)		314	303,457
4.375%, 6/15/28(1)		177	177,789
Mozart Debt Merger Sub, Inc., 5.25%, 10/1/29(1)		806	785,298
Option Care Health, Inc., 4.375%, 10/31/29(1)		161	157,122
Team Health Holdings, Inc., 6.375%, 2/1/25(1)		389	350,703
Tenet Healthcare Corp., 4.375%, 1/15/30(1)		169	163,147
US Acute Care Solutions, LLC:
6.375%, 3/1/26(1)(13)		113	113,722
6.375%, 3/1/26(1)		495	498,163
Varex Imaging Corp., 7.875%, 10/15/27(1)		933	1,022,647

			$10,641,138

Home Furnishings — 0.1%
Tempur Sealy International, Inc., 3.875%, 10/15/31(1)		461	$430,761

			$430,761

Industrial Equipment — 0.1%
Madison IAQ, LLC, 4.125%, 6/30/28(1)		297	$283,337

			$283,337

Insurance — 0.5%
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27(1)		590	$584,646
Galaxy Finco, Ltd., 9.25%, 7/31/27(9)	GBP	1,100	1,536,124

			$2,120,770

Internet Software & Services — 0.6%
Cars.com, Inc., 6.375%, 11/1/28(1)		367	$382,267
eDreams ODIGEO S.A., 5.50%, 7/15/27(9)(13)	EUR	420	467,721
Netflix, Inc., 5.375%, 11/15/29(1)		811	928,510
Science Applications International Corp., 4.875%, 4/1/28(1)		380	382,417
United Group B.V., 4.875%, (3 mo. EURIBOR + 4.87%), 2/1/29(2)(9)	EUR	388	436,045

			$2,596,960

Investment Companies — 0.2%
Georgia Capital JSC, 6.125%, 3/9/24(9)		650	$657,963

			$657,963

Security	Principal Amount* (000’s omitted)		Value
Leisure Goods/Activities/Movies — 2.0%
AMC Entertainment Holdings, Inc., 10.50%, 4/15/25(1)		47	$49,703
Carnival Corp.:
7.625%, 3/1/26(1)		12	12,262
7.625%, 3/1/26(9)	EUR	676	798,864
Carnival PLC, 1.00%, 10/28/29	EUR	400	336,473
Cinemark USA, Inc.:
5.25%, 7/15/28(1)		390	370,024
5.875%, 3/15/26(1)		112	110,190
8.75%, 5/1/25(1)		86	90,405
Dometic Group AB, 2.00%, 9/29/28(9)	EUR	200	215,287
LHMC Finco 2 S.a.r.l., 7.25%, (7.25% cash or 8.00% PIK), 10/2/25(9)(12)	EUR	1,252	1,369,159
Life Time, Inc.:
5.75%, 1/15/26(1)		401	403,306
8.00%, 4/15/26(1)		451	461,808
Lindblad Expeditions, LLC, 6.75%, 2/15/27(1)(13)		252	254,483
Minerva Merger Sub, Inc., 6.50%, 2/15/30(1)(13)		546	545,522
Motion Finco S.a.r.l., 7.00%, 5/15/25(9)	EUR	535	626,386
National CineMedia, LLC:
5.75%, 8/15/26		333	233,606
5.875%, 4/15/28(1)		485	412,708
NCL Corp., Ltd., 5.875%, 3/15/26(1)		212	202,293
NCL Finance, Ltd., 6.125%, 3/15/28(1)		93	88,146
Playtika Holding Corp., 4.25%, 3/15/29(1)		373	357,228
Viking Cruises, Ltd.:
5.875%, 9/15/27(1)		1,216	1,112,731
7.00%, 2/15/29(1)		205	196,547
Viking Ocean Cruises Ship VII, Ltd., 5.625%, 2/15/29(1)		131	128,252

			$8,375,383

Lodging and Casinos — 0.4%
NH Hotel Group S.A., 4.00%, 7/2/26(9)	EUR	255	$286,145
Peninsula Pacific Entertainment, LLC/Peninsula Pacific Entertainment Finance, Inc., 8.50%, 11/15/27(1)		721	774,408
VICI Properties, L.P./VICI Note Co., Inc.:
3.75%, 2/15/27(1)		75	74,423
4.625%, 12/1/29(1)		648	668,013

			$1,802,989

Machinery — 0.2%
IMA Industria Macchine Automatiche SpA, 3.75%, 1/15/28(9)	EUR	778	$843,402

			$843,402

Media — 0.1%
Beasley Mezzanine Holdings, LLC, 8.625%, 2/1/26(1)		470	$464,781

			$464,781

Metals/Mining — 0.6%
Compass Minerals International, Inc., 6.75%, 12/1/27(1)		550	$576,799
Freeport-McMoRan, Inc., 5.45%, 3/15/43		496	584,094
Hudbay Minerals, Inc.:
4.50%, 4/1/26(1)		305	300,683
6.125%, 4/1/29(1)		153	159,364

Security	Principal Amount* (000’s omitted)		Value
Novelis Sheet Ingot GmbH, 3.375%, 4/15/29(9)	EUR	700	$773,801
Roller Bearing Co. of America, Inc., 4.375%, 10/15/29(1)		251	248,774

			$2,643,515

Nonferrous Metals/Minerals — 0.4%
Eldorado Gold Corp., 6.25%, 9/1/29(1)		285	$285,356
New Gold, Inc., 7.50%, 7/15/27(1)		1,526	1,604,582

			$1,889,938

Oil and Gas — 3.0%
Aethon III BR, LLC, 9.00%, (1 mo. USD LIBOR + 7.50%, Floor 1.50%), 10/1/25(2)		757	$764,630
Archrock Partners, L.P./Archrock Partners Finance Corp., 6.25%, 4/1/28(1)		138	138,791
Callon Petroleum Co., 8.00%, 8/1/28(1)		454	463,257
CNX Resources Corp., 6.00%, 1/15/29(1)		448	462,170
Colgate Energy Partners III, LLC:
5.875%, 7/1/29(1)		611	621,918
7.75%, 2/15/26(1)		362	389,861
CrownRock, L.P./CrownRock Finance, Inc., 5.00%, 5/1/29(1)		659	666,223
CVR Energy, Inc., 5.75%, 2/15/28(1)		790	760,075
EQT Corp.:
5.00%, 1/15/29		106	111,735
6.625%, 2/1/25		230	248,184
7.50%, 2/1/30		155	184,913
Great Western Petroleum, LLC/Great Western Finance Corp., 12.00%, 9/1/25(1)		458	480,414
Nabors Industries, Inc., 9.00%, 2/1/25(1)		205	212,894
Nabors Industries, Ltd., 7.25%, 1/15/26(1)		149	142,880
Neptune Energy Bondco PLC, 6.625%, 5/15/25(1)		900	912,492
Occidental Petroleum Corp.:
3.40%, 4/15/26		136	134,518
4.20%, 3/15/48		271	252,487
4.40%, 8/15/49		217	206,475
4.625%, 6/15/45		145	140,694
6.125%, 1/1/31		385	445,012
6.20%, 3/15/40		141	163,408
6.375%, 9/1/28		167	190,222
6.625%, 9/1/30		693	814,524
Parkland Corp., 4.625%, 5/1/30(1)		311	299,087
PBF Holding Co., LLC/PBF B.V. Finance Corp., 9.25%, 5/15/25(1)		562	549,972
Precision Drilling Corp.:
6.875%, 1/15/29(1)		289	289,837
7.125%, 1/15/26(1)		220	221,382
Shelf Drilling Holdings, Ltd., 8.875%, 11/15/24(1)		125	127,952
Southwestern Energy Co., 4.75%, 2/1/32		323	323,000
Tap Rock Resources, LLC, 7.00%, 10/1/26(1)		407	417,714
Targa Resources Partners, L.P./Targa Resources Partners Finance Corp.:
4.00%, 1/15/32		273	272,249
4.875%, 2/1/31		72	75,358
5.50%, 3/1/30		69	73,179

Security	Principal Amount* (000’s omitted)		Value
6.875%, 1/15/29		341	$373,361
Tervita Corp., 11.00%, 12/1/25(1)		379	439,651
Transocean Poseidon, Ltd., 6.875%, 2/1/27(1)		335	325,488

			$12,696,007

Packaging & Containers — 0.2%
Kleopatra Finco S.a.r.l., 4.25%, 3/1/26(9)	EUR	852	$904,535

			$904,535

Pharmaceuticals — 0.2%
Herbalife Nutrition, Ltd./HLF Financing, Inc., 7.875%, 9/1/25(1)		680	$714,874

			$714,874

Pipelines — 0.9%
Antero Midstream Partners, L.P./Antero Midstream Finance Corp.:
5.75%, 3/1/27(1)		181	$183,926
7.875%, 5/15/26(1)		148	159,278
Cheniere Energy Partners, L.P., 4.00%, 3/1/31		1,227	1,222,607
Cheniere Energy, Inc., 4.625%, 10/15/28		356	361,933
DT Midstream, Inc., 4.125%, 6/15/29(1)		349	344,898
EQM Midstream Partners, L.P.:
4.50%, 1/15/29(1)		276	264,045
6.00%, 7/1/25(1)		204	210,925
6.50%, 7/1/27(1)		205	214,759
Venture Global Calcasieu Pass, LLC:
3.875%, 8/15/29(1)		236	236,000
3.875%, 11/1/33(1)		142	140,760
4.125%, 8/15/31(1)		210	211,734
Western Midstream Operating, L.P.:
4.55%, 2/1/30		345	360,097
4.75%, 8/15/28		38	40,427

			$3,951,389

Publishing — 0.2%
LABL, Inc., 8.25%, 11/1/29(1)		220	$209,962
McGraw-Hill Education, Inc.:
5.75%, 8/1/28(1)		135	128,431
8.00%, 8/1/29(1)		332	310,850

			$649,243

Radio and Television — 0.5%
Diamond Sports Group, LLC/Diamond Sports Finance Co., 5.375%, 8/15/26(1)		657	$304,963
Sirius XM Radio, Inc.:
3.125%, 9/1/26(1)		203	195,125
3.875%, 9/1/31(1)		204	189,056
5.50%, 7/1/29(1)		450	467,685
Terrier Media Buyer, Inc., 8.875%, 12/15/27(1)		369	390,208
Univision Communications, Inc., 4.50%, 5/1/29(1)		351	348,225

			$1,895,262

Security	Principal Amount* (000’s omitted)		Value
Real Estate Investment Trusts (REITs) — 0.5%
ADLER Group S.A.:
2.75%, 11/13/26(9)	EUR	200	$182,540
3.25%, 8/5/25(9)	EUR	200	194,179
Aedas Homes Opco SLU, 4.00%, 8/15/26(9)	EUR	541	614,381
Shimao Group Holdings, Ltd., 5.60%, 7/15/26(9)		1,250	581,250
Signa Development Finance SCS, 5.50%, 7/23/26(9)	EUR	600	623,768

			$2,196,118

Retail — 1.9%
Arko Corp., 5.125%, 11/15/29(1)		566	$539,180
Carrols Restaurant Group, Inc., 5.875%, 7/1/29(1)		206	177,412
Dufry One B.V., 3.375%, 4/15/28(9)	EUR	800	861,951
eG Global Finance PLC, 6.25%, 10/30/25(9)	EUR	780	881,456
Eurotorg, LLC Via Bonitron DAC, 9.00%, 10/22/25(9)		850	862,750
Fertitta Entertainment, LLC/Fertitta Entertainment Finance Co, Inc.:
4.625%, 1/15/29(1)		161	157,165
6.75%, 1/15/30(1)		431	419,490
Gap, Inc. (The):
3.625%, 10/1/29(1)		180	167,727
3.875%, 10/1/31(1)		106	98,541
Ken Garff Automotive, LLC, 4.875%, 9/15/28(1)		424	410,595
LCM Investments Holdings II, LLC, 4.875%, 5/1/29(1)		475	458,359
Midco GB SASU, 7.75% (PIK), 11/1/27(9)(12)	EUR	1,015	1,170,366
Punch Finance PLC, 6.125%, 6/30/26(9)	GBP	645	862,239
Suburban Propane Partners, L.P./Suburban Energy Finance Corp., 5.00%, 6/1/31(1)		254	250,528
Victoria’s Secret & Co., 4.625%, 7/15/29(1)		524	505,754

			$7,823,513

Retailers (Except Food and Drug) — 0.8%
Bath & Body Works, Inc.:
6.625%, 10/1/30(1)		280	$301,097
6.875%, 11/1/35		338	389,339
6.95%, 3/1/33		252	274,840
7.60%, 7/15/37		55	63,423
9.375%, 7/1/25(1)		54	64,665
Dave & Buster’s, Inc., 7.625%, 11/1/25(1)		671	710,378
PetSmart, Inc./PetSmart Finance Corp.:
4.75%, 2/15/28(1)		501	500,549
7.75%, 2/15/29(1)		511	549,123
Superior Plus, L.P./Superior General Partner, Inc., 4.50%, 3/15/29(1)		386	387,177

			$3,240,591

Semiconductors & Semiconductor Equipment — 0.1%
ON Semiconductor Corp., 3.875%, 9/1/28(1)		411	$409,057

			$409,057

Software and Services — 0.2%
Fair Isaac Corp., 4.00%, 6/15/28(1)		267	$264,920
Gartner, Inc.:
3.75%, 10/1/30(1)		209	203,073
4.50%, 7/1/28(1)		384	392,131

			$860,124

Security	Principal Amount* (000’s omitted)		Value
Steel — 0.6%
Allegheny Ludlum, LLC, 6.95%, 12/15/25		401	$434,022
Infrabuild Australia Pty, Ltd., 12.00%, 10/1/24(1)		1,935	1,994,898

			$2,428,920

Surface Transport — 0.1%
Hertz Corp. (The):
4.625%, 12/1/26(1)		47	$45,696
5.00%, 12/1/29(1)		379	365,574

			$411,270

Technology — 0.1%
Almaviva-The Italian Innovation Co. SpA, 4.875%, 10/30/26(9)	EUR	550	$608,550

			$608,550

Telecommunications — 2.7%
Ciena Corp., 4.00%, 1/31/30(1)		191	$189,392
Connect Finco S.a.r.l./Connect US Finco, LLC, 6.75%, 10/1/26(1)		799	829,130
Iliad Holding SASU:
5.625%, 10/15/28(9)	EUR	146	167,247
6.50%, 10/15/26(1)		218	221,148
7.00%, 10/15/28(1)		562	572,287
LCPR Senior Secured Financing DAC, 5.125%, 7/15/29(1)		741	727,962
Level 3 Financing, Inc.:
4.25%, 7/1/28(1)		594	567,737
4.625%, 9/15/27(1)		382	380,994
Lorca Telecom Bondco S.A., 4.00%, 9/18/27(9)	EUR	1,146	1,267,012
Sprint Capital Corp., 6.875%, 11/15/28		662	788,462
Sprint Corp.:
7.625%, 2/15/25		324	360,978
7.625%, 3/1/26		425	487,260
Summer (BC) Bidco B, LLC, 5.50%, 10/31/26(1)		374	366,896
Summer (BC) Holdco A S.a.r.l., 9.25%, 10/31/27(9)	EUR	507	604,774
Summer (BC) Holdco B S.a.r.l., 5.75%, 10/31/26(9)	EUR	700	808,022
T-Mobile USA, Inc.:
2.25%, 2/15/26		270	260,654
2.625%, 2/15/29		251	235,846
Telecom Italia SpA, 2.75%, 4/15/25(9)	EUR	467	533,505
Viavi Solutions, Inc., 3.75%, 10/1/29(1)		191	185,585
Vmed O2 UK Financing I PLC, 3.25%, 1/31/31(9)	EUR	700	738,151
VTR Comunicaciones SpA, 5.125%, 1/15/28(9)		667	656,872
Wp/ap Telecom Holdings III B.V., 5.50%, 1/15/30(9)	EUR	277	304,928

			$11,254,842

Transportation — 0.2%
Cargo Aircraft Management, Inc., 4.75%, 2/1/28(1)		455	$458,597
Seaspan Corp., 5.50%, 8/1/29(1)		552	546,811

			$1,005,408

Security	Principal Amount* (000’s omitted)	Value
Utilities — 0.9%
Calpine Corp.:
4.50%, 2/15/28(1)	530	$519,135
5.00%, 2/1/31(1)	465	441,469
Leeward Renewable Energy Operations, LLC, 4.25%, 7/1/29(1)	261	255,530
NRG Energy, Inc.:
3.375%, 2/15/29(1)	212	196,153
3.625%, 2/15/31(1)	563	523,207
3.875%, 2/15/32(1)	318	299,492
5.75%, 1/15/28	580	601,121
Vistra Operations Co., LLC:
4.375%, 5/1/29(1)	435	420,510
5.00%, 7/31/27(1)	580	585,191

		$3,841,808

Total Corporate Bonds (identified cost $175,180,271)		$172,004,463

Exchange-Traded Funds — 1.2%

Security	Shares	Value
SPDR® Bloomberg High Yield Bond ETF	50,018	$5,280,400

Total Exchange-Traded Funds (identified cost $5,406,498)		$5,280,400

Preferred Stocks — 0.2%

Security	Shares	Value
Distribution & Wholesale — 0.2%
WESCO International, Inc., Series A, 10.625%	22,126	$674,401

Total Preferred Stocks (identified cost $612,536)		$674,401

Senior Floating-Rate Loans — 43.7%(14)

Borrower/Description	Principal Amount* (000’s omitted)	Value
Aerospace and Defense — 1.6%
AI Convoy (Luxembourg) S.a.r.l., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), 1/18/27	1,478	$1,482,916
Dynasty Acquisition Co., Inc.:
Term Loan, 3.724%, (3 mo. USD LIBOR + 3.50%), 4/6/26	2,313	2,265,662
Term Loan, 3.724%, (3 mo. USD LIBOR + 3.50%), 4/6/26	1,243	1,218,098
WP CPP Holdings, LLC, Term Loan, 4.75%, (USD LIBOR + 3.75%, Floor 1.00%), 4/30/25(15)	1,881	1,847,085

		$6,813,761

Borrower/Description	Principal Amount* (000’s omitted)	Value
Air Transport — 0.9%
AAdvantage Loyalty IP, Ltd., Term Loan, 5.50%, (3 mo. USD LIBOR + 4.75%, Floor 0.75%), 4/20/28	2,000	$2,079,286
Air Canada, Term Loan, 4.25%, (6 mo. USD LIBOR + 3.50%, Floor 0.75%), 8/11/28	344	345,505
Mileage Plus Holdings, LLC, Term Loan, 6.25%, (3 mo. USD LIBOR + 5.25%, Floor 1.00%), 6/21/27	653	690,399
United Airlines, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 4/21/28	478	478,937

		$3,594,127

Automotive — 2.5%
Autokiniton US Holdings, Inc., Term Loan, 5.00%, (12 mo. USD LIBOR + 4.50%, Floor 0.50%), 4/6/28	2,612	$2,618,731
Clarios Global, L.P., Term Loan, 3.355%, (1 mo. USD LIBOR + 3.25%), 4/30/26	2,525	2,517,845
Dayco Products, LLC, Term Loan, 4.425%, (3 mo. USD LIBOR + 4.25%), 5/19/23	96	95,098
Gates Global, LLC, Term Loan, 3.25%, (1 mo. USD LIBOR + 2.50%, Floor 0.75%), 3/31/27	2,059	2,056,779
Les Schwab Tire Centers, Term Loan, 4.00%, (3 mo. USD LIBOR + 3.25%, Floor 0.75%), 11/2/27	2,484	2,484,084
Truck Hero, Inc., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), 1/31/28	480	479,830
Wheel Pros, LLC, Term Loan, 5.25%, (1 mo. USD LIBOR + 4.50%, Floor 0.75%), 5/11/28	379	379,287

		$10,631,654

Brokerage/Securities Dealers/Investment Houses — 0.5%
Advisor Group, Inc., Term Loan, 4.605%, (1 mo. USD LIBOR + 4.50%), 7/31/26	2,241	$2,240,956

		$2,240,956

Building and Development — 1.5%
Core & Main L.P., Term Loan, 2.608%, (1 mo. USD LIBOR + 2.50%), 7/27/28	846	$843,988
Cushman & Wakefield U.S. Borrower, LLC, Term Loan, 2.855%, (1 mo. USD LIBOR + 2.75%), 8/21/25	1,750	1,748,058
Quikrete Holdings, Inc.:
Term Loan, 2.605%, (1 mo. USD LIBOR + 2.50%), 2/1/27	1,186	1,176,486
Term Loan, 6/11/28(16)	800	799,250
Werner FinCo L.P., Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), 7/24/24	1,173	1,176,036
WireCo WorldGroup, Inc., Term Loan, 4.75%, (6 mo. USD LIBOR + 4.25%, Floor 0.50%), 11/13/28	325	325,406

		$6,069,224

Business Equipment and Services — 3.1%
AlixPartners, LLP, Term Loan, 3.25%, (1 mo. USD LIBOR + 2.75%, Floor 0.50%), 2/4/28	1,090	$1,088,399
Allied Universal Holdco, LLC, Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 5/12/28	3,153	3,149,986
Brand Energy & Infrastructure Services, Inc., Term Loan, 5.25%, (3 mo. USD LIBOR + 4.25%, Floor 1.00%), 6/21/24	987	964,871

Borrower/Description	Principal Amount* (000’s omitted)	Value
First Advantage Holdings, LLC, Term Loan, 2.855%, (1 mo. USD LIBOR + 2.75%), 1/31/27	737	$734,310
IRI Holdings, Inc., Term Loan, 4.355%, (1 mo. USD LIBOR + 4.25%), 12/1/25	2,967	2,975,212
Spin Holdco, Inc., Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 3/4/28	3,575	3,579,120
Travelport Finance (Luxembourg) S.a.r.l., Term Loan, 2/28/25(16)	347	356,898

		$12,848,796

Cable and Satellite Television — 2.3%
Altice France S.A., Term Loan, 4.106%, (1 mo. USD LIBOR + 4.00%), 8/14/26	2,677	$2,672,664
DirecTV Financing, LLC, Term Loan, 5.75%, (3 mo. USD LIBOR + 5.00%, Floor 0.75%), 8/2/27	214	214,641
Telenet Financing USD, LLC, Term Loan, 2.106%, (1 mo. USD LIBOR + 2.00%), 4/30/28	2,275	2,242,829
UPC Financing Partnership, Term Loan, 3.106%, (1 mo. USD LIBOR + 3.00%), 1/31/29	2,100	2,090,418
Virgin Media Bristol, LLC, Term Loan, 2.606%, (1 mo. USD LIBOR + 2.50%), 1/31/28	2,550	2,529,679

		$9,750,231

Chemicals and Plastics — 1.2%
Axalta Coating Systems US Holdings, Inc., Term Loan, 1.974%, (3 mo. USD LIBOR + 1.75%), 6/1/24	974	$972,245
Messer Industries GmbH, Term Loan, 2.724%, (3 mo. USD LIBOR + 2.50%), 3/2/26	1,500	1,491,832
PQ Corporation, Term Loan, 3.25%, (3 mo. USD LIBOR + 2.75%, Floor 0.50%), 6/9/28	1,025	1,025,491
Starfruit Finco B.V., Term Loan, 3.105%, (1 mo. USD LIBOR + 3.00%), 10/1/25	154	153,310
Tronox Finance, LLC, Term Loan, 2.454%, (USD LIBOR + 2.25%), 3/13/28(15)	1,405	1,398,265

		$5,041,143

Conglomerates — 0.0%(4)
Heartland Dental, LLC, Term Loan, 4/30/25(16)	133	$132,827

		$132,827

Containers and Glass Products — 0.2%
Proampac PG Borrower, LLC, Term Loan, 4.50%, (USD LIBOR + 3.75%, Floor 0.75%), 11/3/25(15)	995	$998,109

		$998,109

Cosmetics/Toiletries — 0.4%
Kronos Acquisition Holdings, Inc., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 12/22/26	1,742	$1,693,919

		$1,693,919

Drugs — 1.9%
Bausch Health Companies, Inc., Term Loan, 3.105%, (1 mo. USD LIBOR + 3.00%), 6/2/25	2,439	$2,437,432
Curia Global, Inc., Term Loan, 4.50%, (USD LIBOR + 3.75%, Floor 0.75%), 8/30/26(15)	1,782	1,783,416
Jazz Financing Lux S.a.r.l., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.50%, Floor 0.50%), 5/5/28	1,085	1,086,056
Mallinckrodt International Finance S.A., Term Loan, 6.00%, (3 mo. USD LIBOR + 5.25%, Floor 0.75%), 9/24/24	2,855	2,685,108

		$7,992,012

Borrower/Description	Principal Amount* (000’s omitted)	Value
Ecological Services and Equipment — 0.3%
EnergySolutions, LLC, Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), 5/9/25	1,176	$1,174,816

		$1,174,816

Electronics/Electrical — 10.4%
Applied Systems, Inc., Term Loan, 3.50%, (3 mo. USD LIBOR + 3.00%, Floor 0.50%), 9/19/24	2,806	$2,803,898
Banff Merger Sub, Inc., Term Loan, 3.974%, (3 mo. USD LIBOR + 3.75%), 10/2/25	2,667	2,659,005
CentralSquare Technologies, LLC, Term Loan, 3.974%, (3 mo. USD LIBOR + 3.75%), 8/29/25	1,244	1,190,515
Electro Rent Corporation, Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 1/31/24	1,959	1,960,906
Epicor Software Corporation, Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), 7/30/27	2,735	2,731,563
Finastra USA, Inc., Term Loan, 4.50%, (6 mo. USD LIBOR + 3.50%, Floor 1.00%), 6/13/24	1,476	1,472,473
GoTo Group, Inc., Term Loan, 4.856%, (1 mo. USD LIBOR + 4.75%), 8/31/27	2,137	2,123,184
Hyland Software, Inc., Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), 7/1/24	3,012	3,013,211
Informatica, LLC, Term Loan, 2.875%, (1 mo. USD LIBOR + 2.75%), 10/27/28	3,325	3,318,074
Panther Commercial Holdings L.P., Term Loan, 5.00%, (3 mo. USD LIBOR + 4.50%, Floor 0.50%), 1/7/28	1,992	1,995,399
Polaris Newco, LLC, Term Loan, 4.50%, (3 mo. USD LIBOR + 4.00%, Floor 0.50%), 6/2/28	2,244	2,246,543
Proofpoint, Inc., Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 8/31/28	1,500	1,493,229
RealPage, Inc., Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), 4/24/28	2,366	2,356,376
Riverbed Technology, Inc., Term Loan, 9.00%, (3 mo. USD LIBOR + 8.00%, Floor 1.00%), 7.00% cash, 2.00% PIK, 12/8/26	265	259,071
SolarWinds Holdings, Inc., Term Loan, 2.855%, (1 mo. USD LIBOR + 2.75%), 2/5/24	666	659,576
Sophia L.P., Term Loan, 10/7/27(16)	1,000	1,001,250
Tibco Software, Inc., Term Loan, 3.86%, (1 mo. USD LIBOR + 3.75%), 6/30/26	3,299	3,297,781
Ultimate Software Group, Inc. (The):
Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 5/4/26	1,487	1,485,030
Term Loan, 3.855%, (1 mo. USD LIBOR + 3.75%), 5/4/26	2,451	2,450,347
Veritas US, Inc., Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 9/1/25	2,977	2,981,181
Vision Solutions, Inc., Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 4/24/28	1,995	1,994,378

		$43,492,990

Financial Intermediaries — 0.3%
CoreLogic, Inc., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.50%, Floor 0.50%), 6/2/28	998	$993,967
Spectacle Gary Holdings, LLC, Term Loan, 11/19/28(16)	366	368,287

		$1,362,254

Borrower/Description	Principal Amount* (000’s omitted)	Value
Food Products — 1.6%
Alltech, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 4.00%, Floor 0.50%), 10/13/28	1,250	$1,252,344
HLF Financing S.a.r.l., Term Loan, 2.605%, (1 mo. USD LIBOR + 2.50%), 8/18/25	1,877	1,873,405
JBS USA LUX S.A., Term Loan, 2.102%, (1 mo. USD LIBOR + 2.00%), 5/1/26	1,853	1,850,309
Nomad Foods Europe Midco Limited, Term Loan, 2.404%, (3 mo. USD LIBOR + 2.25%), 5/15/24	1,596	1,589,633
Post Holdings, Inc., Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), 10/21/24	162	162,802

		$6,728,493

Food Service — 0.2%
IRB Holding Corp.:
Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), 12/15/27	477	$477,180
Term Loan, 12/15/27(16)	450	449,860

		$927,040

Health Care — 2.4%
ADMI Corp., Term Loan, 2.855%, (1 mo. USD LIBOR + 2.75%), 4/30/25	538	$532,845
athenahealth, Inc., Term Loan, 4.40%, (3 mo. USD LIBOR + 4.25%), 2/11/26	1,290	1,289,848
Avantor Funding, Inc., Term Loan, 2.50%, (1 mo. USD LIBOR + 2.00%, Floor 0.50%), 11/21/24	950	949,740
CHG Healthcare Services, Inc., Term Loan, 4.00%, (3 mo. USD LIBOR + 3.50%, Floor 0.50%), 9/29/28	698	700,083
National Mentor Holdings, Inc.:
Term Loan, 3.75%, 3/2/28(17)	122	120,401
Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 3/2/28	2,730	2,704,786
Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 3/2/28	82	81,683
Navicure, Inc., Term Loan, 4.105%, (1 mo. USD LIBOR + 4.00%), 10/22/26	1,684	1,684,926
Ortho-Clinical Diagnostics S.A., Term Loan, 3.102%, (1 mo. USD LIBOR + 3.00%), 6/30/25	228	227,675
Radnet Management, Inc., Term Loan, 4/21/28(16)	103	102,710
U.S. Anesthesia Partners, Inc., Term Loan, 4.75%, (6 mo. USD LIBOR + 4.25%, Floor 0.50%), 10/1/28	1,322	1,320,310
Verscend Holding Corp., Term Loan, 4.105%, (1 mo. USD LIBOR + 4.00%), 8/27/25	454	454,287

		$10,169,294

Industrial Equipment — 3.0%
Apex Tool Group, LLC, Term Loan, 6.75%, (1 mo. USD LIBOR + 5.50%, Floor 1.25%), 8/1/24	2,961	$2,955,077
DexKo Global, Inc.:
Term Loan, 3.878%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 10/4/28(17)	84	84,026
Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 10/4/28	441	441,138
Engineered Machinery Holdings, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 5/19/28	748	750,555
EWT Holdings III Corp., Term Loan, 2.625%, (1 mo. USD LIBOR + 2.50%), 4/1/28	995	992,513
Filtration Group Corporation, Term Loan, 3.105%, (1 mo. USD LIBOR + 3.00%), 3/29/25	1,142	1,139,272
Gardner Denver, Inc., Term Loan, 1.855%, (1 mo. USD LIBOR + 1.75%), 3/1/27	191	189,843

Borrower/Description	Principal Amount* (000’s omitted)		Value
Ingersoll-Rand Services Company, Term Loan, 1.855%, (1 mo. USD LIBOR + 1.75%), 3/1/27		983	$974,796
LTI Holdings, Inc., Term Loan, 3.605%, (1 mo. USD LIBOR + 3.50%), 9/6/25		1,478	1,465,144
Robertshaw US Holding Corp., Term Loan, 4.50%, (USD LIBOR + 3.50%, Floor 1.00%), 2/28/25(15)		1,907	1,803,858
Vertical US Newco, Inc., Term Loan, 4.00%, (6 mo. USD LIBOR + 3.50%, Floor 0.50%), 7/30/27		1,729	1,731,295

			$12,527,517

Insurance — 1.4%
AmWINS Group, Inc., Term Loan, 3.00%, (1 mo. USD LIBOR + 2.25%, Floor 0.75%), 2/19/28		1,057	$1,050,004
Asurion, LLC:
Term Loan, 3.23%, (1 mo. USD LIBOR + 3.125%), 11/3/23		271	271,049
Term Loan, 3.355%, (1 mo. USD LIBOR + 3.25%), 12/23/26		1,416	1,408,116
Term Loan - Second Lien, 5.355%, (1 mo. USD LIBOR + 5.25%), 1/31/28		1,000	1,002,500
USI, Inc., Term Loan, 3.224%, (3 mo. USD LIBOR + 3.00%), 5/16/24		2,209	2,198,584

			$5,930,253

Leisure Goods/Activities/Movies — 2.5%
ClubCorp Holdings, Inc., Term Loan, 2.97%, (3 mo. USD LIBOR + 2.75%), 9/18/24		1,247	$1,206,517
Crown Finance US, Inc.:
Term Loan, 3.50%, (6 mo. USD LIBOR + 2.50%, Floor 1.00%), 2/28/25		2,774	2,119,142
Term Loan, 3.75%, (6 mo. USD LIBOR + 2.75%, Floor 1.00%), 9/30/26		245	183,256
Term Loan, 9.25%, (6 mo. USD LIBOR + 8.25%, Floor 1.00%), 5/23/24		345	366,595
Term Loan, 15.25%, (7.00% cash, 8.25% PIK), 5/23/24(18)		440	520,676
Delta 2 (LUX) S.a.r.l., Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), 2/1/24		3,000	2,994,141
Lindblad Expeditions, Inc.:
Term Loan, 6.00%, (1 mo. USD LIBOR + 5.25%, Floor 0.75%), 4.75% cash, 1.25% PIK, 3/27/25		20	19,645
Term Loan, 6.00%, (1 mo. USD LIBOR + 5.25%, Floor 0.75%), 4.75% cash, 1.25% PIK, 3/27/25		79	78,579
Playtika Holding Corp., Term Loan, 2.855%, (1 mo. USD LIBOR + 2.75%), 3/13/28		1,416	1,412,879
UFC Holdings, LLC, Term Loan, 3.50%, (6 mo. USD LIBOR + 2.75%, Floor 0.75%), 4/29/26		1,378	1,369,009
Vue International Bidco PLC, Term Loan, 4.75%, (6 mo. EURIBOR + 4.75%), 7/3/26	EUR	42	45,082

			$10,315,521

Lodging and Casinos — 0.6%
Fertitta Entertainment, LLC, Term Loan, 4.50%, (SOFR + 4.00%, Floor 0.50%), 1/27/29		2,373	$2,385,194
Gateway Casinos & Entertainment Limited, Term Loan, 12/1/23(16)		143	143,148

			$2,528,342

Oil and Gas — 0.7%
CITGO Petroleum Corporation, Term Loan, 7.25%, (1 mo. USD LIBOR + 6.25%, Floor 1.00%), 3/28/24		3,046	$3,056,430

			$3,056,430

Borrower/Description	Principal Amount* (000’s omitted)		Value
Publishing — 0.6%
Getty Images, Inc., Term Loan, 4.625%, (1 mo. USD LIBOR + 4.50%), 2/19/26		2,372	$2,376,010

			$2,376,010

Radio and Television — 0.5%
Diamond Sports Group, LLC, Term Loan, 3.36%, (1 mo. USD LIBOR + 3.25%), 8/24/26		798	$320,680
Sinclair Television Group, Inc., Term Loan, 2.61%, (1 mo. USD LIBOR + 2.50%), 9/30/26		1,972	1,923,225

			$2,243,905

Retailers (Except Food and Drug) — 1.6%
Great Outdoors Group, LLC, Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 3/6/28		3,195	$3,201,699
Hoya Midco, LLC:
Term Loan, 2/3/29(16)		50	49,750
Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), 6/30/24		148	148,052
PetSmart, Inc., Term Loan, 4.50%, (6 mo. USD LIBOR + 3.75%, Floor 0.75%), 2/11/28		3,142	3,141,230

			$6,540,731

Telecommunications — 1.2%
CenturyLink, Inc., Term Loan, 2.355%, (1 mo. USD LIBOR + 2.25%), 3/15/27		2,222	$2,188,627
Ziggo Financing Partnership, Term Loan, 2.606%, (1 mo. USD LIBOR + 2.50%), 4/30/28		2,850	2,823,677

			$5,012,304

Utilities — 0.3%
Brookfield WEC Holdings, Inc., Term Loan, 3.25%, (1 mo. USD LIBOR + 2.75%, Floor 0.50%), 8/1/25		1,279	$1,274,262

			$1,274,262

Total Senior Floating-Rate Loans (identified cost $183,457,130)			$183,466,921

Sovereign Government Bonds — 0.4%

Security	Principal Amount (000’s omitted)		Value
Egypt — 0.2%
Arab Republic of Egypt, 7.053%, 1/15/32(9)	USD	970	$857,150

Total Egypt			$857,150

Ukraine — 0.2%
Ukraine Government International Bond, 9.75%, 11/1/28(9)	USD	1,136	$1,074,579

Total Ukraine			$1,074,579

Total Sovereign Government Bonds (identified cost $2,263,294)			$1,931,729

Warrants — 0.0%

Security	Shares	Value
Entertainment — 0.0%
Cineworld Group PLC, Exp. 11/23/25(5)(6)	128,689	$0

		$0

Oil and Gas — 0.0%
Sable Permian Resources, LLC, Exp. 5/2/22(5)(6)(7)	1,938,645	$0

		$0

Total Warrants (identified cost $0)		$0

Miscellaneous — 0.0%(4)

Security	Principal Amount	Value
Surface Transport — 0.0%(4)
Hertz Corp., Escrow Certificates(5)	$105,000	$6,300

Total Miscellaneous (identified cost $0)		$6,300

Short-Term Investments — 2.5%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.08%(19)	10,424,315	$10,423,272

Total Short-Term Investments (identified cost $10,423,272)		$10,423,272

Total Investments — 97.1% (identified cost $422,552,315)		$408,147,914

Less Unfunded Loan Commitments — (0.0)%(4)		$(134,693)

Net Investments — 97.1% (identified cost $422,417,622)		$408,013,221

Other Assets, Less Liabilities — 2.9%		$12,097,792

Net Assets — 100.0%		$420,111,013

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2022, the aggregate value of these securities is $123,316,307 or 29.4% of the Fund’s net assets.

(2)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2022.

(3)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at January 31, 2022.

(4)	Amount is less than 0.05% or (0.05)%, as applicable.

(5)	Non-income producing security.

(6)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(7)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(8)

Shares have not been registered under the Securities Act of 1933, as amended, or any other applicable state securities laws and may only be sold in certain transactions in reliance on an exemption from registration.

(9)

Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At January 31, 2022, the aggregate value of these securities is $56,195,735 or 13.4% of the Fund’s net assets.

(10)	Security converts to variable rate after the indicated fixed-rate coupon period.

(11)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(12)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(13)	When-issued security.

(14)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.

(15)

The stated interest rate represents the weighted average interest rate at January 31, 2022 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(16)	This Senior Loan will settle after January 31, 2022, at which time the interest rate will be determined.

(17)

Unfunded or partially unfunded loan commitments. The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At January 31, 2022, the total value of unfunded loan commitments is $133,580.

(18)	Fixed-rate loan.

(19)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2022.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	420,513	USD	477,631	State Street Bank and Trust Company	2/2/22	$—	$(5,205)
USD	45,637	EUR	40,331	State Street Bank and Trust Company	2/28/22	304	—
USD	122,486	CAD	156,604	State Street Bank and Trust Company	4/29/22	—	(688)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	478,620	EUR	420,513	State Street Bank and Trust Company	4/29/22	$5,185	$—
USD	6,376,021	EUR	5,700,000	State Street Bank and Trust Company	4/29/22	—	(41,327)
USD	6,476,034	EUR	5,800,000	State Street Bank and Trust Company	4/29/22	—	(53,899)
USD	6,470,460	EUR	5,800,000	State Street Bank and Trust Company	4/29/22	—	(59,473)
USD	9,443,789	EUR	8,456,581	State Street Bank and Trust Company	4/29/22	—	(77,057)
USD	10,494,502	EUR	9,400,000	State Street Bank and Trust Company	4/29/22	—	(88,492)
USD	3,035,643	GBP	2,269,719	State Street Bank and Trust Company	4/29/22	—	(15,518)
USD	2,807,203	GBP	2,100,000	State Street Bank and Trust Company	4/29/22	—	(15,807)

						$5,489	$(357,466)

Abbreviations:

EURIBOR	-	Euro Interbank Offered Rate

LIBOR	-	London Interbank Offered Rate

PIK	-	Payment In Kind

SOFR	-	Secured Overnight Financing Rate

Currency Abbreviations:

CAD	-	Canadian Dollar

EUR	-	Euro

GBP	-	British Pound Sterling

USD	-	United States Dollar

In the normal course of pursuing its investment objective, the Fund is subject to the following risks:

Foreign Exchange Risk: The Fund engages in forward foreign currency exchange contracts to hedge against fluctuations in currency exchange rates.

At January 31, 2022, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

At January 31, 2022, the value of the Fund’s investment in affiliated funds was $10,423,272, which represents 2.5% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended January 31, 2022 were as follows:

Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$21,857,933	$89,089,939	$(100,523,214)	$(1,386)	$—	$10,423,272	$3,769	10,424,315

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2022, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Asset-Backed Securities	$—	$23,468,668	$—	$23,468,668
Collateralized Mortgage Obligations	—	1,474,877	—	1,474,877
Commercial Mortgage-Backed Securities	—	7,256,953	—	7,256,953
Common Stocks	—	855,134	0	855,134
Convertible Bonds	—	1,251,272	—	1,251,272
Convertible Preferred Stocks	—	53,524	—	53,524
Corporate Bonds	—	172,004,463	—	172,004,463
Exchange-Traded Funds	5,280,400	—	—	5,280,400
Preferred Stocks	674,401	—	—	674,401
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	183,332,228	—	183,332,228
Sovereign Government Bonds	—	1,931,729	—	1,931,729
Warrants	—	0	0	0
Miscellaneous	—	6,300	—	6,300
Short-Term Investments	—	10,423,272	—	10,423,272
Total Investments	$5,954,801	$402,058,420	$0	$408,013,221
Forward Foreign Currency Exchange Contracts	$—	$5,489	$—	$5,489
Total	$5,954,801	$402,063,909	$0	$408,018,710

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(357,466)	$—	$(357,466)
Total	$—	$(357,466)	$—	$(357,466)

*	None of unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2022 is not presented.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.